Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 8 — Property and equipment, net

Property and equipment, net consist of the following:

	As of March 31, 2025	As of December 31, 2024
Trucks & Automobiles	$285,099	$285,099
Machinery & Equipment	67,847	67,847
Building	3,465,230	3,465,230
Land	930,000	930,000
Subtotal	4,748,176	4,748,176
Less: accumulated depreciation	(541,204)	(501,344)
Total	$4,206,972	$4,246,832

Depreciation expense for the three ended March 31, 2025 and 2024 amounted to $39,860 and $39,860, respectively.

Note 9 — Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2024	As of December 31, 2023
Trucks & Automobiles	$285,099	$285,099
Machinery & Equipment	67,847	67,847
Building	3,465,230	3,465,230
Land	930,000	930,000
Subtotal	4,748,176	4,748,176
Less: accumulated depreciation	(501,344)	(341,904)
Total	$4,246,832	$4,406,272

Depreciation expense for the year ended December 31, 2024 and 2023 amounted to $159,439 and $164,942, respectively. For the years ended on December 31, 2024 and 2023, the company recognized a loss of $0 and $17,219, respectively, in relation to the disposal of equipment at its carrying value.